Shareholder Fees	Mar. 31, 2026 USD ($)
PIA BBB Bond Fund | PIA BBB Bond Fund Managed Account Completion Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
PIA MBS Bond Fund | PIA MBS Bond Fund Managed Account Completion Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
PIA High Yield (MACS) Fund | PIA High Yield (MACS) Fund Managed Account Completion Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
PIA Short-Term Securities Fund | PIA Short-Term Securities Fund Advisor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Institutional Class Prospectus | PIA High Yield Fund | PIA High Yield Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Class A Prospectus | PIA High Yield Fund | PIA High Yield Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%